Shareholder Report, Line Graph (Details) 192145_Brown Advisory - WMC Japan Equity Fund_Institutional Shares_TSR Annual {Institutional Shares} - USD ($)			12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2026
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name			Institutional Shares
Accumulated Value	$ 1,089,000	$ 1,000,000	$ 1,371,899
TOPIX Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			TOPIX Index
Accumulated Value	$ 1,081,484	$ 1,000,000	$ 1,372,176